OTHER PAYABLES AND ACCRUED EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Vacation accrual	$ 2,990	$ 2,476
Royalties provision	500	420
Other employees and payroll accruals	4,112	3,542
Government authorities	667	385
Accrued expenses	9,351	7,877
Others	338	362
Other Payables and Accrued Expenses	$ 17,958	$ 15,062